                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended JUNE 30, 2002.
                                                        --------------

Check here if Amendment;  |_|               Amendment Number:
This Amendment (Check only one):                |_| is a restatement.
                                                |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                  White Mountains Insurance Group, Ltd.
Address of Principal Executive Office: 28 Gates Street
                                       White River Junction, Vermont 05001-7066
                                       U.S.A.

Form 13F File Number:                  028-01681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J. Brian Palmer
Title: Chief Accounting Officer
Phone: (802) 295-4500

Signature, Place, and Date of Signing:

/s/ J. BRIAN PALMER                                       WHITE RIVER JUNCTION, VERMONT                 AUGUST 14, 2002
-------------------------------------------------    --------------------------------------    ----------------------------------
     [Signature]                                                 [City, State]                               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
                                    None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           3
                                                     ------------------

Form 13F Information Table Entry Total:                   80 ITEMS
                                                     ------------------

Form 13F Information Table Value Total:                 $303,533,355
                                                     ------------------

List of Other Included Managers:

Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                        Form 13F File Number                        Name
1.                         028-07388                                   FOLKSAMERICA HOLDING COMPANY, INC.
                           ---------                                   ----------------------------------
2.                         028-00470                                   ONEBEACON ASSET MANAGEMENT, INC.
                           ---------                                   --------------------------------
3.                         028-06739                                   HIGH RISE CAPITAL MANAGEMENT, L.P.
                           ---------                                   ----------------------------------

                      WHITE MOUNTAINS INSURANCE GROUP, LTD.

                   FORM 13F INFORMATION TABLE - JUNE 30, 2002

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Title                  CUSIP                Market                Amount and
Name of Issuer                                    of Class                Number               Value             Type of Security
-----------------------------------------------------------------------------------------------------------------------------------
ANNUITY AND LIFE RE HLDGS                           ORD                 G03910109                546,499          30,210   SH
BANK OF BERMUDA LTD                                 SHS                 G07644100                341,129           7,623   SH
AETNA INC NEW                                       COM                 00817Y108              3,597,750          75,000   SH
ALLEGHANY CORP DEL                                  COM                 017175100                549,247           2,876   SH
AMBAC FINL GROUP INC                                COM                 023139108                883,344          13,145   SH
AMERADA HESS CORP                                   COM                 023551104              2,062,500          25,000   SH
AMERADA HESS CORP                                   COM                 023551104             16,500,000         200,000   SH
AON CORP                                            COM                 037389103              3,913,175         132,740   SH
AON CORP                                            COM                 037389103             11,792,000         400,000   SH
ARDEN RLTY INC                                      COM                 039793104              3,086,825         108,500   SH
AVALON BAY CMNTYS INC                               COM                 053484101              3,240,980          69,400   SH
AVIALL INC NEW                                      COM                 05366B102                700,000          50,000   SH
BISYS GROUP INC                                     COM                 055472104                336,996          10,120   SH
BANK HAWAII CORP                                    COM                 062540109                445,200          15,900   SH
BANK ONE CORP                                       COM                 06423A103              5,772,000         150,000   SH
BERKLEY WR CORP                                     COM                 084423102                324,500           5,900   SH
BERKSHIRE HATHAWAY INC DEL                          CL A                084670108              6,479,600              97   SH
BERHSKIRE HATHAWAY INC DEL                          CL B                084670207              1,166,148             522   SH
BERKSHIRE HATHAWAY INC DEL                          CL B                084670207              4,468,000           2,000   SH
BOSTON PROPERTIES INC                               COM                 101121101              1,598,000          40,000   SH
COUNTRYWIDE CR INDS INC DEL                         COM                 222372104                579,000          12,000   SH
DOW CHEM CO                                         COM                 260543103              4,813,200         140,000   SH
EL PASO ELEC CO                                   COM NEW               283677854              2,216,000         160,000   SH
EQUITY OFFICE PROPERTIES TRU                        COM                 294741103              3,541,054         117,643   SH
FAIRMONT HOTELS RESORTS INC                         COM                 305204109              6,960,600         270,000   SH
FIDELITY NATL FINL INC                              COM                 316326107                636,108          20,130   SH
FIRST DATA CORP                                     COM                 319963104                331,080           8,900   SH
FIRSTENERGY CORP                                    COM                 337932107             18,359,000         550,000   SH
FORTUNE BRANDS INC                                  COM                 349631101              4,760,000          85,000   SH
GABLES RESIDENTIAL TR                            SH BEN INT             362418105              1,746,571          54,700   SH
GREAT LAKES CHEM CORP                               COM                 390568103                662,250          25,000   SH
GREAT LAKES CHEM CORP                               COM                 390568103             18,543,000         700,000   SH
GULF INDONESIA RES LTD                              COM                 402284103                131,900          10,000   SH
GULF INDONESIA RES LTD                              COM                 402284103              1,399,459         106,100   SH
HCC INS HLDGS INC                                   COM                 404132102                205,530           7,800   SH
IHOP CORP                                           COM                 449623107                237,367           8,060   SH
INTERNATIONAL SPEEDWAY CORP                         CL A                460335201                238,996           5,960   SH
INTERPUBLIC GROUP COS INC                           COM                 460690100              4,704,400         190,000   SH
INTUIT                                              COM                 461202103                273,460           5,500   SH
LAFARGE NORTH AMERICA INC                           COM                 505862102                360,639          10,260   SH
LANDAMERICA FINL GROUP INC                          COM                 514936103                283,815           9,010   SH
LONGVIEW FIBRE CO                                   COM                 543213102                188,400          20,000   SH
LONGVIEW FIBRE CO                                   COM                 543213102              3,768,000         400,000   SH
MACK CALI RLTY CORP                                 COM                 554489104              2,636,250          75,000   SH
MARATHON OIL CORP                                   COM                 565849106                249,504           9,200   SH
MARATHON OIL CORP                                   COM                 565849106             25,086,000         925,000   SH
MATTEL INC                                          COM                 577081102              6,007,800         285,000   SH
MEREDITH CORP                                       COM                 589433101                575,250          15,000   SH
MEREDETH CORP                                       COM                 589433101             14,381,250         375,000   SH
OCTEL CORP                                          COM                 675727101              2,661,750         105,000   SH
OVERSEAS SHIPPING GROUP I                           COM                 690368105              1,686,400          80,000   SH
PAULA FINL DEL                                      COM                 703588103                368,629         423,712   SH
PEOPLES BRIDGEPORT CONN                             COM                 710198102                261,100          10,000   SH
PEOPLES BRIDGEPORT CONN                             COM                 710198102             10,444,000         400,000   SH
POST PPTYS INC                                      COM                 737464107                524,422          17,388   SH
POTLATCH CORP                                       COM                 737628107                680,400          20,000   SH
POTLATCH CORP                                       COM                 737628107              8,334,900         245,000   SH
PROLOGIS TR                                      SH BEN INT             743410102              4,273,646         164,371   SH
PRUDENTIAL FINL INC                                 COM                 744320102                637,176          19,100   SH
PUBLIC STORAGE INC                                  COM                 74460D109                857,900          23,124   SH
PURE RES INC                                        COM                 74622E102              1,560,000          75,000   SH
RH DONNELLEY CORP                                 COM NEW               74955W307                317,180          11,340   SH
RECKSON ASSOCS RLTY CORP                            COM                 75621K106              4,840,560         194,400   SH
RYDER SYS INC                                       COM                 783549108              1,354,500          50,000   SH
RYDER SYS INC                                       COM                 783549108             13,049,253         481,700   SH
SAFEWAY INC                                       COM NEW               786514208              4,086,600         140,000   SH
SHURGARD STORAGE CTRS INC                           COM                 82567D104              5,942,826         171,263   SH
STANLEY WKS                                         COM                 854616109              5,331,300         130,000   SH
SUMMIT PPTYS INC                                    COM                 866239106              4,037,215         172,900   SH
TJX COS INC NEW                                     COM                 872540109                784,400          40,000   SH
TAUBMAN CTRS INC                                    COM                 876664103                960,750          63,000   SH
UICI                                                COM                 902737105                606,808          30,040   SH
UNISOURCE ENERGY CORP                               COM                 909205106              2,382,660         128,100   SH
UNISOURCE ENERGY CORP                               COM                 909205106             23,250,000       1,250,000   SH
UNITED PARCEL SERVICE INC                           CL B                911312106              4,013,750          65,000   SH
UNITED TECHNOLOGIES CORP                            COM                 913017109              4,413,500          65,000   SH
VORNADO RLTY TR                                  SH BEN INT             929042109              2,360,358          51,090   SH
WACHOVIA CORP 2ND NEW                               COM                 929903102                522,684          13,690   SH
WADDELL & REED FINL INC                             CL A                930059100                381,160          16,630   SH
WASHINGTON MUT INC                                  COM                 939322103                927,750          25,000   SH
                                                                                       ------------------------
                                                                                            $303,533,355
                                                                                       ========================


---------------------------------------------------------------------------------------------------------------------------------
                                                Investment                                  Voting Authority (Shares)
Name of Issuer                                  Discretion       Managers*           Sole            Shared          None
---------------------------------------------------------------------------------------------------------------------------------
ANNUITY AND LIFE RE HLDGS                        DEFINED           1,4                                  30,210
BANK OF BERMUDA LTD                              DEFINED           1,4                                   7,623
AETNA INC NEW                                    DEFINED           2,4                                  75,000
ALLEGHANY CORP DEL                               DEFINED           1,4                                   2,876
AMBAC FINL GROUP INC                             DEFINED           1,4                                  13,145
AMERADA HESS CORP                                DEFINED           1,4                                  25,000
AMERADA HESS CORP                                DEFINED           2,4                                 200,000
AON CORP                                         DEFINED           1,4                                 132,740
AON CORP                                         DEFINED           2,4                                 400,000
ARDEN RLTY INC                                   DEFINED           1,3,4                               108,500
AVALON BAY CMNTYS INC                            DEFINED           1,3,4                                69,400
AVIALL INC NEW                                   DEFINED           2,4                                  50,000
BISYS GROUP INC                                  DEFINED           1,4                                  10,120
BANK HAWAII CORP                                 DEFINED           1,4                                  15,900
BANK ONE CORP                                    DEFINED           2,4                                 150,000
BERKLEY WR CORP                                  DEFINED           1,4                                   5,900
BERKSHIRE HATHAWAY INC DEL                       DEFINED           2,4                                      97
BERHSKIRE HATHAWAY INC DEL                       DEFINED           1,4                                     522
BERKSHIRE HATHAWAY INC DEL                       DEFINED           2,4                                   2,000
BOSTON PROPERTIES INC                            DEFINED           1,3,4                                40,000
COUNTRYWIDE CR INDS INC DEL                      DEFINED           1,4                                  12,000
DOW CHEM CO                                      DEFINED           2,4                                 140,000
EL PASO ELEC CO                                  DEFINED           2,4                                 160,000
EQUITY OFFICE PROPERTIES TRU                     DEFINED           1,3,4                               117,643
FAIRMONT HOTELS RESORTS INC                      DEFINED           2,4                                 270,000
FIDELITY NATL FINL INC                           DEFINED           1,4                                  20,130
FIRST DATA CORP                                  DEFINED           1,4                                   8,900
FIRSTENERGY CORP                                 DEFINED           2,4                                 550,000
FORTUNE BRANDS INC                               DEFINED           2,4                                  85,000
GABLES RESIDENTIAL TR                            DEFINED           1,3,4                                54,700
GREAT LAKES CHEM CORP                            DEFINED           1,4                                  25,000
GREAT LAKES CHEM CORP                            DEFINED           2,4                                 700,000
GULF INDONESIA RES LTD                           DEFINED           1,4                                  10,000
GULF INDONESIA RES LTD                           DEFINED           2,4                                 106,100
HCC INS HLDGS INC                                DEFINED           1,4                                   7,800
IHOP CORP                                        DEFINED           1,4                                   8,060
INTERNATIONAL SPEEDWAY CORP                      DEFINED           1,4                                   5,960
INTERPUBLIC GROUP COS INC                        DEFINED           2,4                                 190,000
INTUIT                                           DEFINED           1,4                                   5,500
LAFARGE NORTH AMERICA INC                        DEFINED           1,4                                  10,260
LANDAMERICA FINL GROUP INC                       DEFINED           1,4                                   9,010
LONGVIEW FIBRE CO                                DEFINED           1,4                                  20,000
LONGVIEW FIBRE CO                                DEFINED           2,4                                 400,000
MACK CALI RLTY CORP                              DEFINED           1,3,4                                75,000
MARATHON OIL CORP                                DEFINED           1,4                                   9,200
MARATHON OIL CORP                                DEFINED           2,4                                 925,000
MATTEL INC                                       DEFINED           2,4                                 285,000
MEREDITH CORP                                    DEFINED           1,4                                  15,000
MEREDETH CORP                                    DEFINED           2,4                                 375,000
OCTEL CORP                                       DEFINED           2,4                                 105,000
OVERSEAS SHIPPING GROUP I                        DEFINED           2,4                                  80,000
PAULA FINL DEL                                   DEFINED           2,4                                 423,712
PEOPLES BRIDGEPORT CONN                          DEFINED           1,4                                  10,000
PEOPLES BRIDGEPORT CONN                          DEFINED           2,4                                 400,000
POST PPTYS INC                                   DEFINED           1,3,4                                17,388
POTLATCH CORP                                    DEFINED           1,4                                  20,000
POTLATCH CORP                                    DEFINED           2,4                                 245,000
PROLOGIS TR                                      DEFINED           1,3,4                               164,371
PRUDENTIAL FINL INC                              DEFINED           1,4                                  19,100
PUBLIC STORAGE INC                               DEFINED           1,3,4                                23,124
PURE RES INC                                     DEFINED           2,4                                  75,000
RH DONNELLEY CORP                                DEFINED           1,4                                  11,340
RECKSON ASSOCS RLTY CORP                         DEFINED           1,3,4                               194,400
RYDER SYS INC                                    DEFINED           1,4                                  50,000
RYDER SYS INC                                    DEFINED           2,4                                 481,700
SAFEWAY INC                                      DEFINED           2,4                                 140,000
SHURGARD STORAGE CTRS INC                        DEFINED           1,3,4                               171,263
STANLEY WKS                                      DEFINED           2,4                                 130,000
SUMMIT PPTYS INC                                 DEFINED           1,3,4                               172,900
TJX COS INC NEW                                  DEFINED           2,4                                  40,000
TAUBMAN CTRS INC                                 DEFINED           1,3,4                                63,000
UICI                                             DEFINED           1,4                                  30,040
UNISOURCE ENERGY CORP                            DEFINED           1,4                                 128,100
UNISOURCE ENERGY CORP                            DEFINED           2,4                               1,250,000
UNITED PARCEL SERVICE INC                        DEFINED           2,4                                  65,000
UNITED TECHNOLOGIES CORP                         DEFINED           2,4                                  65,000
VORNADO RLTY TR                                  DEFINED           1,3,4                                51,090
WACHOVIA CORP 2ND NEW                            DEFINED           1,4                                  13,690
WADDELL & REED FINL INC                          DEFINED           1,4                                  16,630
WASHINGTON MUT INC                               DEFINED           2,4                                  25,000


*   1 = Folksamerica Holding Company, Inc. (Form 13F filed separately)

    2 = OneBeacon Asset Management Inc. (Form 13F filed separately)

    3 = High Rise Capital Management, L.P. (Form 13F filed separately)

    4 = White Mountains Insurance Group, Ltd.